Note 6 - Accrued Liabilities	12 Months Ended
Nov. 30, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accrued liabilities
	November 30, 2015	November 30, 2014
	$	$

Professional fees	163,552	349,957
Other	290,738	325,530
	454,290	675,487